UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02363

Cornerstone Total Return Fund, Inc.
(Exact name of registrant as specified in charter)

48 Wall Street, 22nd Floor, New York, New York	10005
(Address of principal executive offices)	(Zip code)

Frank J. Maresca

AST Fund Solutions, LLC, 48 Wall Street, 22nd Floor, New York, New York	10005
(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 668-6558

Date of fiscal year end: December 31, 2017

Date of reporting period: December 31, 2017

ITEM 1.	REPORTS TO STOCKHOLDERS.

Cornerstone Total

Return Fund, Inc.

Annual Report

December 31, 2017

CONTENTS

Portfolio Summary	1
Schedule of Investments	2
Statement of Assets and Liabilities	7
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	11
Report of Independent Registered Public Accounting Firm	16
2017 Tax Information	17
Additional Information Regarding the Fund’s Directors and Corporate Officers	18
Description of Dividend Reinvestment Plan	20
Proxy Voting and Portfolio Holdings Information	22
Summary of General Information	22
Stockholder Information	22

Cornerstone Total Return Fund, Inc. Portfolio Summary – as of December 31, 2017 (unaudited)

SECTOR ALLOCATION

Sector	Percent of Net Assets
Information Technology	20.9
Closed-End Funds	19.2
Health Care	12.1
Financials	11.7
Consumer Discretionary	10.4
Industrials	8.4
Consumer Staples	6.8
Energy	3.7
Exchange-Traded Funds	1.8
Materials	1.6
Utilities	1.5
Telecommunication Services	0.6
Real Estate	0.4
Other	0.9

TOP TEN HOLDINGS, BY ISSUER*

	Holding	Sector	Percent of Net Assets
1.	Facebook, Inc. - Class A	Information Technology	3.6
2.	Apple Inc.	Information Technology	3.3
3.	JPMorgan Chase & Co.	Financials	2.8
4.	Amazon.com, Inc.	Consumer Discretionary	2.6
5.	Alphabet Inc. - Class C	Information Technology	2.5
6.	Microsoft Corporation	Information Technology	2.1
7.	Johnson & Johnson	Health Care	2.0
8.	Adams Diversified Equity Fund, Inc.	Closed-End Funds	1.7
9.	Home Depot, Inc. (The)	Consumer Discretionary	1.6
10.	BlackRock Resources & Commodities Strategy Trust	Closed-End Funds	1.6

*	Excludes short-term investments

1

Cornerstone Total Return Fund, Inc. Schedule of Investments – December 31, 2017

Description	No. of Shares	Value
EQUITY SECURITIES — 99.07%
CLOSED-END FUNDS — 19.17%
CORE — 5.65%
Adams Diversified Equity Fund, Inc.	330,025	$4,960,276
Gabelli Equity Trust, Inc.	4,661	28,852
General American Investors Company, Inc.	129,575	4,457,380
Liberty All-Star Equity Fund	240,467	1,514,942
Royce Micro-Cap Trust, Inc.	106,890	1,009,576
Royce Value Trust	39,054	631,503
Source Capital, Inc.	17,376	708,246
Sprott Focus Trust, Inc.	63,855	505,732
Tri-Continental Corporation	103,395	2,785,461
		16,601,968
DEVELOPED MARKET — 0.70%
Aberdeen Singapore Fund, Inc.	46,857	581,964
Japan Smaller Capitalization Fund, Inc.	17,511	206,805
Morgan Stanley Asia-Pacific Fund, Inc.	35,271	648,987
New Germany Fund, Inc. (The)	18,934	368,266
New Ireland Fund, Inc. (The)	6,314	79,114
Swiss Helvetia Fund, Inc. (The)	13,124	167,462
		2,052,598
EMERGING MARKETS — 5.05%
Aberdeen Chile Fund, Inc.	37,308	333,160
Central Europe, Russia and Turkey Fund, Inc. (The )	36,221	883,430
India Fund, Inc. (The)	100,517	2,625,504
Latin American Discovery Fund, Inc. (The)	25,837	297,642
Mexico Equity & Income Fund Inc.	27,884	286,090
Mexico Fund, Inc. (The)	78,579	1,237,619
Morgan Stanley China A Share Fund, Inc.	71,990	1,683,126
Morgan Stanley Emerging Markets Fund, Inc.	36,825	658,799
Morgan Stanley India Investment Fund, Inc.	22,475	745,046
Taiwan Fund, Inc. (The) *	47	981
Templeton Dragon Fund, Inc.	142,302	3,060,916
Templeton Emerging Markets Fund	145,796	2,392,512
Voya Emerging Markets High Dividend Equity Fund	69,526	618,781
		14,823,606
GLOBAL — 1.02%
Alpine Total Dynamic Dividend Fund	27,150	257,111
Gabelli Global Small and Mid Cap Value Trust (The)	50,192	639,446
GDL Fund (The)	96,213	936,152
Lazard Global Total Return & Income Fund, Inc.	34,860	627,480
Royce Global Value Trust, Inc.	50,533	546,262
		3,006,451
GLOBAL INCOME — 0.04%
Legg Mason BW Global Income Opportunities Fund Inc.	10,100	128,977

See accompanying notes to financial statements.

2

Cornerstone Total Return Fund, Inc. Schedule of Investments – December 31, 2017 (continued)

Description	No. of Shares	Value
INCOME & PREFERRED STOCK — 0.39%
Delaware Investments Dividend & Income Fund, Inc.	800	$8,616
LMP Capital and Income Fund Inc.	80,839	1,127,704
		1,136,320
NATURAL RESOURCES — 2.86%
Adams Natural Resources Fund, Inc.	193,802	3,845,032
BlackRock Resources & Commodities Strategy Trust	467,817	4,570,572
		8,415,604
OPTION ARBITRAGE/OPTIONS STRATEGIES — 0.11%
BlackRock Enhanced Equity Dividend Trust	2,600	23,998
Voya Asia Pacific High Dividend Equity Income Fund	27,539	288,609
		312,607
PACIFIC EX JAPAN — 0.13%
Korea Fund, Inc. (The)	8,957	369,655

REAL ESTATE — 2.40%
Alpine Global Premier Properties Fund	400,001	2,696,007
CBRE Clarion Global Real Estate Income Fund	322,144	2,551,381
RMR Real Estate Income Fund	94,097	1,796,312
		7,043,700
SECTOR EQUITY — 0.56%
Gabelli Healthcare & WellnessRx Trust	134,741	1,391,875
Nuveen Real Asset Income and Growth Fund	14,341	255,270
		1,647,145
UTILITY — 0.26%
Duff & Phelps Global Utility Income Fund Inc.	37,064	575,233
Gabelli Global Utility & Income Trust (The)	5,547	118,151
Macquarie Global Infrastructure Total Return Fund Inc.	2,963	76,386
		769,770
TOTAL CLOSED-END FUNDS		56,308,401

CONSUMER DISCRETIONARY — 10.36%
Amazon.com, Inc. *	6,500	7,601,555
Aptiv PLC	3,000	254,490
Carnival Corporation	7,000	464,590
Charter Communications, Inc. *	3,500	1,175,860
Comcast Corporation - Class A	103,000	4,125,150
Ford Motor Company	54,400	679,456
General Motors Company	18,000	737,820
Home Depot, Inc. (The)	25,000	4,738,250
Lowe's Companies, Inc.	17,000	1,579,980
McDonald's Corporation	16,600	2,857,192
Netflix, Inc. *	9,000	1,727,640
Newell Brands Inc.	11,000	339,900
Royal Caribbean Cruises Ltd.	4,500	536,760
Starbucks Corporation	30,000	1,722,900
Time Warner, Inc.	7,000	640,290
TJX Companies, Inc. (The)	9,000	688,140
Twenty-First Century Fox, Inc.	8,500	290,020
Yum! Brands, Inc.	3,500	285,635
		30,445,628

See accompanying notes to financial statements.

3

Cornerstone Total Return Fund, Inc. Schedule of Investments – December 31, 2017 (continued)

Description	No. of Shares	Value
CONSUMER STAPLES — 6.81%
Altria Group, Inc.	29,000	$2,070,890
British American Tobacco p.l.c. - ADR	7,364	493,314
Clorox Company (The)	2,000	297,480
Constellation Brands, Inc.	4,000	914,280
Costco Wholesale Corporation	7,000	1,302,840
CVS Health Corporation	15,000	1,087,500
Estée Lauder Companies Inc. (The) - Class A	7,000	890,680
Kellogg Company	5,000	339,900
Kraft Heinz Company (The)	8,000	622,080
Kroger Company (The)	14,000	384,300
Lamb Weston Holdings, Inc.	1	56
Mondelez International, Inc.	23,000	984,400
Monster Beverage Corporation *	8,000	506,320
PepsiCo, Inc.	28,000	3,357,760
Philip Morris International Inc.	20,000	2,113,000
Procter & Gamble Company (The)	24,000	2,205,120
Sysco Corporation	12,000	728,760
Tyson Foods, Inc.	5,000	405,350
Walgreens Boots Alliance, Inc.	18,000	1,307,160
		20,011,190
ENERGY — 3.70%
Chevron Corporation	25,000	3,129,750
Concho Resources Inc. *	2,000	300,440
ConocoPhillips	17,000	933,130
Devon Energy Corporation	7,500	310,500
EOG Resources, Inc.	8,000	863,280
Exxon Mobil Corporation	50,000	4,182,000
Occidental Petroleum Corporation	10,900	802,894
Pioneer Natural Resources Company	2,000	345,700
		10,867,694
EXCHANGE-TRADED FUNDS — 1.82%
iShares Core S&P 500 ETF	10,000	2,688,500
SPDR S&P 500 ETF Trust	10,000	2,668,600
		5,357,100
FINANCIALS — 11.74%
Allstate Corporation (The)	8,000	837,680
Aon plc	7,000	938,000
Bank of America Corporation	131,000	3,867,120
Bank of New York Mellon Corporation (The)	21,000	1,131,060
BB&T Corporation	12,000	596,640
BlackRock, Inc. - Class A	3,000	1,541,130
Brighthouse Financial, Inc. *	1	59
Citigroup Inc.	40,700	3,028,487
CME Group Inc.	4,000	584,200
Goldman Sachs Group, Inc. (The)	7,000	1,783,320
Intercontinental Exchange, Inc.	10,000	705,600
JPMorgan Chase & Co.	76,000	8,127,440
Loews Corporation	6,000	300,180
Marsh & McLennan Companies, Inc.	10,000	813,900
MetLife, Inc.	14,000	707,840
Moody's Corporation	4,000	590,440
Morgan Stanley	30,500	1,600,335
PNC Financial Services Group, Inc. (The)	10,000	1,442,900
S&P Global Inc.	6,000	1,016,400
State Street Corporation	8,000	780,880

See accompanying notes to financial statements.

4

Cornerstone Total Return Fund, Inc. Schedule of Investments – December 31, 2017 (continued)

Description	No. of Shares	Value
FINANCIALS (Continued)
U.S. Bancorp	23,000	$1,232,340
Wells Fargo & Company	47,000	2,851,490
		34,477,441
HEALTH CARE — 12.07%
Abbott Laboratories	21,000	1,198,470
AbbVie Inc.	45,000	4,351,950
Aetna Inc.	7,000	1,262,730
Allergan plc	1,900	310,802
Amgen Inc.	20,000	3,478,000
Baxter International Inc.	11,000	711,040
Becton, Dickinson and Company	5,000	1,070,300
Boston Scientific Corporation *	27,000	669,330
Celgene Corporation *	16,000	1,669,760
Danaher Corporation	9,000	835,380
Eli Lilly and Company	17,000	1,435,820
Express Scripts Holding Company *	13,000	970,320
Gilead Sciences, Inc.	8,000	573,120
Humana Inc.	3,000	744,210
Johnson & Johnson	42,000	5,868,240
McKesson Corporation	2,000	311,900
Medtronic Plc	19,000	1,534,250
Mylan N.V. *	8,000	338,480
Regeneron Pharmaceuticals, Inc. *	2,000	751,920
Stryker Corporation	6,000	929,040
Thermo Fisher Scientific Inc.	8,000	1,519,040
UnitedHealth Group Incorporated	19,000	4,188,740
Vertex Pharmaceuticals Incorporated *	5,000	749,300
		35,472,142
INDUSTRIALS — 8.40%
3M Company	9,000	2,118,330
Boeing Company (The)	12,000	3,538,920
CSX Corporation	20,900	1,149,709
Cummins Inc.	2,000	353,280
Delta Air Lines, Inc	15,000	840,000
FedEx Corporation	5,500	1,372,470
Deere & Company	6,000	939,060
Eaton Corporation plc	6,000	474,060
General Dynamics Corporation	5,000	1,017,250
Honeywell International Inc.	11,000	1,686,960
Illinois Tool Works Inc.	6,500	1,084,525
Ingersoll-Rand Plc	4,000	356,760
Lockheed Martin Corporation	4,000	1,284,200
Northrop Grumman Corporation	4,000	1,227,640
Republic Services, Inc.	4,000	270,440
Roper Technologies, Inc.	2,500	647,500
Southwest Airlines Co.	12,000	785,400
Union Pacific Corporation	16,000	2,145,600
United Parcel Service, Inc.	10,100	1,203,415
United Technologies Corporation	11,000	1,403,270
Waste Management, Inc.	9,000	776,700
		24,675,489
INFORMATION TECHNOLOGY — 20.93%
Adobe Systems Incorporated *	10,000	1,752,400
Alphabet Inc. - Class C *	7,002	7,326,893
Amphenol Corporation	8,000	702,400
Analog Devices, Inc.	10,500	934,815
Apple Inc.	57,000	9,646,110
Applied Materials, Inc.	27,000	1,380,240
Broadcom Limited	8,000	2,055,200

See accompanying notes to financial statements.

5

Cornerstone Total Return Fund, Inc. Schedule of Investments – December 31, 2017 (concluded)

Description	No. of Shares	Value
INFORMATION TECHNOLOGY (Continued)
Corning Incorporated	19,000	$607,810
Electronic Arts Inc. *	6,000	630,360
Facebook, Inc. - Class A *	60,000	10,587,600
Intel Corporation	95,200	4,394,432
Intuit Inc.	5,000	788,900
Mastercard Incorporated	19,000	2,875,840
Microsoft Corporation	72,400	6,193,096
NVIDIA Corporation	11,000	2,128,500
Oracle Corporation	60,700	2,869,896
TE Connectivity Ltd.	8,000	760,320
Texas Instruments Incorporated	20,000	2,088,800
Visa, Inc. - Class A	33,100	3,774,062
		61,497,674
MATERIALS — 1.56%
Air Products and Chemicals, Inc.	3,000	492,240
DowDuPont Inc.	30,820	2,195,001
Ecolab Inc.	4,000	536,720
Monsanto Company	5,000	583,900
Praxair, Inc.	5,000	773,400
		4,581,261
REAL ESTATE — 0.44%
American Tower Corporation	9,000	1,284,030

TELECOMMUNICATION SERVICES — 0.64%
AT&T, Inc.	48,103	1,870,245

UTILITIES — 1.43%
American Electric Power Company, Inc.	10,000	735,700
DTE Energy Company	4,000	437,840
Edison International	4,500	284,580
NextEra Energy, Inc.	9,000	1,405,710
PG&E Corporation	7,000	313,810
Sempra Energy	5,000	534,600
Xcel Energy Inc.	10,500	505,155
		4,217,395
TOTAL EQUITY SECURITIES
(cost - $257,099,674)		291,065,690

SHORT-TERM INVESTMENT — 1.70%
MONEY MARKET FUND — 1.70%
Fidelity Institutional Money Market Government Portfolio - Class I, 1.15%^ (cost - $5,001,411)	5,001,411	5,001,411

TOTAL INVESTMENTS — 100.77%
(cost - $262,101,085)		296,067,101

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.77)%		(2,274,661)

NET ASSETS — 100.00%		$293,792,440

*	Non-income producing security.

^	The rate shown is the 7-day effective yield as of December 31, 2017.

See accompanying notes to financial statements.

6

Cornerstone Total Return Fund, Inc. Statement of Assets and Liabilities – December 31, 2017

ASSETS
Investments, at value (cost – $262,101,085) (Notes B and C)	$296,067,101
Cash	71,898
Receivables:
Investments sold	453,658
Dividends	798,733
Prepaid expenses	2,445
Total Assets	297,393,835

LIABILITIES
Payables:
Investments purchased	3,222,749
Investment management fees (Note D)	253,909
Directors’ fees and expenses	20,889
Administration fees (Note D)	17,267
Other accrued expenses	86,581
Total Liabilities	3,601,395

NET ASSETS (applicable to 22,293,496 shares of common stock)	$293,792,440

NET ASSET VALUE PER SHARE ($293,792,440 ÷ 22,293,496)	$13.18

NET ASSETS CONSISTS OF
Common stock, $0.01 par value; 22,293,496 shares issued and outstanding (50,000,000 shares authorized)	$222,935
Paid-in Capital	259,611,788
Accumulated net realized loss on investments	(8,299)
Net unrealized appreciation in value of investments	33,966,016
Net assets applicable to shares outstanding	$293,792,440

See accompanying notes to financial statements.

7

Cornerstone Total Return Fund, Inc. Statement of Operations – for the Year Ended December 31, 2017

INVESTMENT INCOME
Income:
Dividends	$4,664,732

Expenses:
Investment management fees (Note D)	2,103,752
Administration fees (Note D)	161,593
Directors’ fees and expenses	84,950
Accounting fees	51,124
Transfer agent fees	40,800
Legal and audit fees	39,555
Printing	38,829
Custodian fees	33,999
Insurance	8,959
Stock exchange listing fees	7,118
Miscellaneous	4,484
Total Expenses	2,575,163
Net Investment Income	2,089,569

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from investments	19,262,733
Capital gain distributions from regulated investment companies	2,116,728
Net change in unrealized appreciation in value of investments	20,873,231
Net realized and unrealized gain on investments	42,252,692

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$44,342,261

See accompanying notes to financial statements.

8

Cornerstone Total Return Fund, Inc. Statements of Changes in Net Assets

	For the Year Ended December 31,
	2017	2016

INCREASE IN NET ASSETS
Operations:
Net investment income	$2,089,569	$1,334,655
Net realized gain from investments	21,379,461	9,322,275
Net change in unrealized appreciation in value of investments	20,873,231	(621,155)

Net increase in net assets resulting from operations	44,342,261	10,035,775

Dividends and distributions to stockholders (Note B):
Net investment income	(1,971,478)	(1,273,915)
Net realized gains	(21,504,419)	(9,344,509)
Return-of-capital	(20,863,908)	(18,258,684)

Total dividends and distributions to stockholders	(44,339,805)	(28,877,108)

Common stock transactions:
Proceeds from rights offering of 8,798,352 and 5,196,240 shares of newly issued common stock, respectively	117,985,900	71,136,525
Offering expenses associated with rights offering	(130,983)	(109,436)
Proceeds from 430,414 and 207,514 shares newly issued in reinvestment of dividends and distributions, respectively	5,598,165	2,819,947

Net increase in net assets from common stock transactions	123,453,082	73,847,036

Total increase in net assets	123,455,538	55,005,703

NET ASSETS
Beginning of year	170,336,902	115,331,199
End of year	$293,792,440	$170,336,902

See accompanying notes to financial statements.

9

Cornerstone Total Return Fund, Inc. Financial Highlights
Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each year indicated. This information has been derived from information provided in the financial statements and market price data for the Fund’s shares.

	For the Years Ended December 31,
	2017	2016	2015	2014*	2013*
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year	$13.04	$15.05	$18.69	$20.56	$20.36
Net investment income #	0.13	0.15	0.14	0.16	0.24
Net realized and unrealized gain/(loss) on investments	2.40	0.83	(0.25)	2.15	3.76
Net increase/(decrease) in net assets resulting from operations	2.54	0.98	(0.11)	2.31	4.00

Dividends and distributions to stockholders:
Net investment income	(0.12)	(0.15)	(0.14)	(0.16)	(0.92)
Net realized capital gain	(1.33)	(1.08)	(0.30)	(0.82)	(0.80)
Return-of-capital	(1.29)	(2.12)	(3.54)	(3.20)	(2.64)
Total dividends and distributions to stockholders	(2.75)	(3.35)	(3.98)	(4.18)	(4.36)

Common stock transactions:
Anti-dilutive effect due to shares issued:
Rights offering	0.35	0.36	0.45	—	0.56
Reinvestment of dividends and distributions	0.00 +	0.00 +	0.00 +	0.00 +	0.00 +
Total common stock transactions	0.35	0.36	0.45	0.00 +	0.56

Net asset value, end of year	$13.18	$13.04	$15.05	$18.69	$20.56
Market value, end of year	$15.29	$15.07	$16.89	$19.41	$24.20
Total investment return (a)	25.13%	13.88%	10.28%	(0.68)%	40.08%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000 omitted)	$293,792	$170,337	$115,331	$83,678	$89,147
Ratio of expenses to average net assets, net of fee waivers and fees paid indirectly, if any (b)	1.22%	1.33%	1.35%	1.44%	1.46%
Ratio of expenses to average net assets, excluding fee waivers and fees paid indirectly, if any (b)	1.22%	1.33%	1.35%	1.44%	1.46%
Ratio of net investment income to average net assets (c)	0.99%	1.12%	0.86%	0.84%	1.13%
Portfolio turnover rate	71%	64%	53%	32%	48%

*	Effective December 29, 2014, a reverse split of 1:4 occurred. All per share amounts have been restated according to the terms of the reverse split.
#	Based on average shares outstanding.
+	Amount rounds to less than $0.01 per share.
(a)	Total investment return at market value is based on the changes in market price of a share during the period and assumes reinvestment of dividends and distributions, if any, at actual prices pursuant to the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions.
(b)	Expenses do not include expenses of investments companies in which the Fund invests.
(c)	Recognition of net investment income/(loss) by the Fund may be affected by the timing of the declaration of dividends, if any, by investment companies in which the Fund invests.

See accompanying notes to financial statements.

10

Cornerstone Total Return Fund, Inc. Notes to Financial Statements

NOTE A. ORGANIZATION

Cornerstone Total Return Fund, Inc. (the “Fund”) was incorporated in New York on March 16, 1973 and commenced investment operations on May 15, 1973. Its investment objective is to seek capital appreciation with current income as a secondary objective. The Fund is registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management investment company. As an investment company, the Fund follows the accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

NOTE B. SIGNIFICANT ACCOUNTING POLICIES

Management Estimates: The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that may affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Subsequent Events: The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date its financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to such financial statements.

Portfolio Valuation: Investments are stated at value in the accompanying financial statements. Readily marketable portfolio securities listed on the New York Stock Exchange (“NYSE”) are valued, except as indicated below, at the last sale price reflected on the consolidated tape at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day or if market prices may be unreliable because of events occurring after the close of trading, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair market value. Readily marketable securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a like manner. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the consolidated tape at the close of the exchange representing the principal market for such securities. Securities trading on the Nasdaq Stock Market, Inc. (“NASDAQ”) are valued at the NASDAQ Official Closing Price.

Readily marketable securities traded in the over-the counter market, including listed securities whose primary market is believed by Cornerstone Advisors, Inc. (the “Investment Manager” or “Cornerstone”) to be over-the-counter, are valued at the mean of the current bid and asked prices as reported by the NASDAQ or, in the case of securities not reported by the NASDAQ or a comparable source, as the Board of Directors deem appropriate to reflect their fair market value. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes reflect most closely the value of such securities. At December 31, 2017 the Fund held no securities valued in good faith by the Board of Directors.

The net asset value per share of the Fund is calculated weekly and on the last business day of the month with the exception of those days on which the NYSE is closed.

The Fund is exposed to financial market risks, including the valuations of its investment portfolio. During the year ended December 31, 2017, the Fund did not invest in derivative instruments or engage in hedging activities.

11

Cornerstone Total Return Fund, Inc. Notes to Financial Statements (continued)

Investment Transactions and Investment Income: Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on an accrual basis; dividend income is recorded on the ex-dividend date.

Risks Associated with Investments in Other Closed-end Funds: Closed-end investment companies are subject to the risks of investing in the underlying securities. The Fund, as a holder of the securities of the closed-end investment company, will bear its pro rata portion of the closed-end investment company’s expenses, including advisory fees. These expenses are in addition to the direct expenses of the Fund’s own operations.

Taxes: No provision is made for U.S. federal income or excise taxes as it is the Fund’s intention to continue to qualify as a regulated investment company and to make the requisite distributions to its stockholders which will be sufficient to relieve it from all or substantially all U.S. federal income and excise taxes.

The Accounting for Uncertainty in Income Taxes Topic of the FASB Accounting Standards Codification defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of December 31, 2017, the Fund does not have any interest or penalties associated with the underpayment of any income taxes. Management reviewed any uncertain tax positions for open tax years 2014 through 2016, and for the year ended December 31, 2017. There was no material impact to the financial statements.

Distributions to Stockholders: Effective January 2002, the Fund initiated a fixed, monthly distribution to stockholders. On November 29, 2006, this distribution policy was updated to provide for the annual resetting of the monthly distribution amount per share based on the Fund’s net asset value on the last business day in each October. The terms of the distribution policy will be reviewed and approved at least annually by the Fund’s Board of Directors and can be modified at their discretion. To the extent that these distributions exceed the current earnings of the Fund, the balance will be generated from sales of portfolio securities held by the Fund, which will either be short-term or long-term capital gains, or a tax-free return-of-capital. To the extent these distributions are not represented by net investment income and capital gains, they will not represent yield or investment return on the Fund’s investment portfolio. The Fund plans to maintain this distribution policy even if regulatory requirements would make part of a return-of-capital, necessary to maintain the distribution, taxable to stockholders and to disclose that portion of the distribution that is classified as ordinary income. Although it has no current intention to do so, the Board may terminate this distribution policy at any time and such termination may have an adverse effect on the market price for the Fund’s common shares. The Fund determines annually whether to distribute any net realized long-term capital gains in excess of net realized short-term capital losses, including capital loss carryovers, if any. To the extent that the Fund’s taxable income in any calendar year exceeds the aggregate amount distributed pursuant to this distribution policy, an additional distribution may be made to avoid the payment of a 4% U.S. federal excise tax, and to the extent that the aggregate amount distributed in any calendar year exceeds the Fund’s taxable income, the amount of that excess may constitute a return-of-capital for tax purposes. A return-of-capital distribution reduces the cost basis of an investor’s shares in the Fund. Dividends and distributions to stockholders are recorded by the Fund on the ex-dividend date.

12

Cornerstone Total Return Fund, Inc. Notes to Financial Statements (continued)

Managed Distribution Risk: Under the managed distribution policy, the Fund makes monthly distributions to stockholders at a rate that may include periodic distributions of its net income and net capital gains (“Net Earnings”), or from return-of-capital. If, for any fiscal year where total cash distributions exceeded Net Earnings (the “Excess”), the Excess would decrease the Fund’s total assets and, as a result, would have the likely effect of increasing the Fund’s expense ratio. There is a risk that the total Net Earnings from the Fund’s portfolio would not be great enough to offset the amount of cash distributions paid to Fund stockholders. If this were to be the case, the Fund’s assets would be depleted, and there is no guarantee that the Fund would be able to replace the assets. In addition, in order to make such distributions, the Fund may have to sell a portion of its investment portfolio at a time when independent investment judgment might not dictate such action. Furthermore, such assets used to make distributions will not be available for investment pursuant to the Fund’s investment objective.

NOTE C. FAIR VALUE

As required by the Fair Value Measurement and Disclosures Topic of the FASB Accounting Standards Codification, the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories.

●	Level 1 – quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

●	Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

●	Level 3 – model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used as of December 31, 2017 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices
Equity Investments	$291,065,690	$—
Short-Term Investments	5,001,411	—
Level 2 – Other Significant Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$296,067,101	$—

*	Other financial instruments include futures, forwards and swap contracts.

The breakdown of the Fund’s investments into major categories is disclosed in its Schedule of Investments.

During the year ended December 31, 2017 the Fund did not have any transfers in and out of any Level.

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at December 31, 2017.

It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

13

Cornerstone Total Return Fund, Inc. Notes to Financial Statements (continued)

On October 13, 2016, the Securities and Exchange Commission (the “SEC”) adopted new rules and forms and amended existing rules and forms which are intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to improve the quality of information that funds provide to investors, including modifications to Regulation S-X which would require standardized, enhanced disclosure about derivatives in investment company financial statements. The compliance dates of the other amendments and rules is April 2019 for larger fund groups and April 2020 for smaller fund groups. Management is currently evaluating the impacts to the financial statement disclosures.

NOTE D. AGREEMENTS WITH AFFILIATES

At December 31, 2017 certain officers of the Fund are also officers of Cornerstone or AST Fund Solutions, LLC (“AFS”). Such officers are paid no fees by the Fund for serving as officers of the Fund.

Investment Management Agreement

Cornerstone serves as the Fund’s Investment Manager with respect to all investments. As compensation for its investment management services, Cornerstone receives from the Fund an annual fee, calculated weekly and paid monthly, equal to 1.00% of the Fund’s average weekly net assets. For the year ended December 31, 2017 Cornerstone earned $2,103,752 for investment management services.

Administration Agreement

Under the terms of the administration agreement, AFS supplies executive, administrative and regulatory services for the Fund. AFS supervises the preparation of reports to shareholders for the Fund, reports to and filings with the Securities and Exchange Commission and materials for meetings of the Board of Directors. For these services, the Fund pays AFS a monthly fee at an annual rate of 0.075% of its average daily net assets, subject to an annual minimum fee of $50,000. AFS has agreed to discount the annual minimum fee to $30,000 and such discount will remain in place until an amended fee is agreed upon. For the year ended December 31, 2017, AFS earned $161,593 as administrator.

NOTE E. INVESTMENT IN SECURITIES

For the year ended December 31, 2017, purchases and sales of securities, other than short-term investments, were $231,505,284 and $148,094,146, respectively.

NOTE F. SHARES OF COMMON STOCK

The Fund has 50,000,000 shares of common stock authorized and 22,293,496 shares issued and outstanding at December 31, 2017. Transactions in common stock for the year ended December 31, 2017 were as follows:

Shares at beginning of year	13,064,730
Shares newly issued from rights offering	8,798,352
Shares newly issued in reinvestment of dividends and distributions	430,414
Shares at end of year	22,293,496

NOTE G. FEDERAL INCOME TAXES

Income and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of losses deferred due to wash sales.

The tax character of dividends and distributions paid to stockholders during the years ended December 31, 2017 and December 31, 2016 was as follows:

	2017	2016
Ordinary Income	$8,431,880	$2,137,494
Long-Term Capital Gains	15,044,017	8,480,930
Return-of-Capital	20,863,908	18,258,684
Total Distributions	$44,339,805	$28,877,108

14

Cornerstone Total Return Fund, Inc. Notes to Financial Statements (concluded)

At December 31, 2017, the components of accumulated earnings on a tax basis for the Fund were as follows:

Net unrealized appreciation	$33,957,716
Total accumulated earnings	$33,957,716

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2017, the Fund decreased accumulated net realized loss on investments by $118,091 and decreased undistributed net investment income by $118,091 on the Statement of Assets and Liabilities. Under current tax law, certain capital losses realized after October 31 within a taxable year may be deferred and treated as occurring on the first day of the following tax year (“Post-October losses”). The Fund incurred no such losses during the year ended December 31, 2017.

The following information is computed on a tax basis for each item as of December 31, 2017:

Cost of portfolio investments	$262,109,384
Gross unrealized appreciation	$37,590,800
Gross unrealized depreciation	(3,633,084)
Net unrealized appreciation	$33,957,716

The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

15

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors
of Cornerstone Total Return Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Cornerstone Total Return Fund, Inc. (the “Fund”), including the schedule of investments, as of December 31, 2017, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of Cornerstone Total Return Fund, Inc. as of December 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the Fund’s auditor since 2002.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
February 15, 2018

16

2017 Tax Information (unaudited)

This notification along with Form 1099-DIV reflects the amount to be used by calendar year taxpayers on their U.S. federal income tax returns. As indicated in this notice, a portion of the Fund’s distributions for 2017 were comprised of a return-of-capital; accordingly these distributions do not represent yield or investment return on the Fund’s portfolio.

SOURCES OF DIVIDENDS AND DISTRIBUTIONS (Per Share Amounts)
Payment Dates:	1/31/17	2/28/17	3/31/17	4/28/17	5/31/17	6/30/17
Ordinary Income (1)	$0.0435	$0.0435	$0.0435	$0.0435	$0.0435	$0.0435
Return-of-Capital (2)	0.1077	0.1077	0.1077	0.1077	0.1077	0.1077
Capital Gain (3)	0.0777	0.0777	0.0777	0.0777	0.0777	0.0777
Total	$0.2289	$0.2289	$0.2289	$0.2289	$0.2289	$0.2289

Payment Dates:	7/31/17	8/31/17	9/29/17	10/31/17	11/30/17	12/29/17
Ordinary Income (1)	$0.0435	$0.0435	$0.0435	$0.0435	$0.0435	$0.0435
Return-of-Capital (2)	0.1077	0.1077	0.1077	0.1077	0.1077	0.1077
Capital Gain (3)	0.0777	0.0777	0.0777	0.0777	0.0777	0.0777
Total	$0.2289	$0.2289	$0.2289	$0.2289	$0.2289	$0.2289

Notes:

(1)	Ordinary Income Dividends – This is the total per share amount of ordinary income dividends and short-term capital gain distributions (if applicable) included in the amount reported in Box 1a on Form 1099-DIV.

(2)	Return-of-Capital – This is the per share amount of return-of-capital, or sometimes called nontaxable, distributions reported in Box 3 – under the title “Nondividend distributions” – on Form 1099-DIV. This amount should not be reported as taxable income on your current return. Rather, it should be treated as a reduction in the original cost basis of your investment in the Fund.

(3)	Capital Gains Distributions – This is the total per share amount of capital gain distribution included in the amount reported in Box 2a on Form 1099-DIV.

The Fund has met the requirements to pass through 44.56% of its ordinary income dividends as qualified dividends, which are subject to a maximum federal tax rate of 23.8% (20% qualified dividends maximum long-term capital gain rate plus 3.8% Medicare tax). This is reported in Box 1b on Form 1099-DIV. Ordinary income dividends should be reported as dividend income on Form 1040. Please note that to utilize the lower tax rate for qualifying dividend income, stockholders generally must have held their shares in the Fund for at least 61 days during the 121 day period beginning 60 days before the ex-dividend date.

Long-term capital gain distributions arise from gains on securities held by the Fund for more than one year. They are subject to a maximum federal rate of 20% (23.8%, reflecting 3.8% Medicare tax on income exceeding certain threshold amounts).

Foreign stockholders will generally be subject to U.S. withholding tax on the amount of the actual ordinary income dividend paid by the Fund.

In general, distributions received by tax-exempt recipients (e.g., IRA’s and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

Stockholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

17

Additional Information Regarding the Fund’s Directors
and Corporate Officers (unaudited)

Name and Address* (Birth Date)	Position(s) Held with Fund	Principal Occupation over Last 5 Years	Position with Fund Since
Ralph W. Bradshaw** (Dec. 1950)	Chairman of the Board of Directors and President	President, Cornerstone Advisors, Inc.; Financial Consultant; President and Director of Cornerstone Strategic Value Fund, Inc.	2001
Robert E. Dean (Apr. 1951)	Director; Audit, Nominating and Corporate Governance Committee Member	Director, National Bank Holdings Corp.; Director of Cornerstone Strategic Value Fund, Inc.	2014
Edwin Meese III (Dec. 1931)	Director; Audit, Nominating and Corporate Governance Committee Member	Ronald Reagan Distinguished Fellow Emeritus, The Heritage Foundation Washington D.C.; Distinguished Visiting Fellow at the Hoover Institution, Stanford University; Director of Cornerstone Strategic Value Fund, Inc.	2001
Matthew W. Morris (May 1971)	Director; Audit, Nominating and Corporate Governance Committee Member	Chief Executive Officer, Stewart Information Services Corporation, Director of Cornerstone Strategic Value Fund, Inc.	2017
Scott B. Rogers (July 1955)	Director; Audit, Nominating and Corporate Governance Committee Member	Director, Board of Health Partners, Inc.; Chief Executive Officer, Asheville Buncombe Community Christian Ministry (“ABCCM”); President, ABCCM Doctor's Medical Clinic; Member of North Carolina Governor’s Council on Homelessness (from July 2014); Director of Cornerstone Strategic Value Fund, Inc.	2001
Andrew A. Strauss (Nov. 1953)	Director; Chairman of Nominating and Corporate Governance Committee and Audit Committee Member	Attorney and senior member of Strauss & Associates, P.A., Attorneys; Director of Cornerstone Strategic Value Fund, Inc.	2001

18

Additional Information Regarding the Fund’s Directors
and Corporate Officers (unaudited) (concluded)

Name and Address* (Birth Date)	Position(s) Held with Fund	Principal Occupation over Last 5 Years	Position with Fund Since
Glenn W. Wilcox, Sr. (Dec. 1931)	Director; Chairman of Audit Committee, Nominating and Corporate Governance Committee Member	Chairman of the Board of Tower Associates, Inc.; Chairman of the Board of Wilcox Travel Agency, Inc.; Director of Champion Industries, Inc.; Director of Cornerstone Strategic Value Fund, Inc.	2001
Gary A. Bentz (June 1956)	Chief Compliance Officer, Secretary, and Assistant Treasurer	Chairman and Chief Financial Officer of Cornerstone Advisors, Inc.; Financial Consultant, C.P.A., Chief Compliance Officer, Secretary, and Assistant Treasurer of Cornerstone Strategic Value Fund, Inc.	2004, 2008, 2009
Frank J. Maresca (Oct. 1958)	Treasurer	Executive Vice President of AST Fund Solutions, LLC; Treasurer of The Asia Pacific Fund, Inc. (since July 2016); Treasurer of Cornerstone Strategic Value Fund, Inc. (since April 2013)	2013

*	The mailing address of each Director and/or Officer with respect to the Fund’s operation is 48 Wall Street, 22nd floor, New York, NY 10005.

**	Designates a director who is an “interested person” of the Fund as defined by the Investment Company Act of 1940, as amended. Mr. Bradshaw is an interested person of the Fund by virtue of his current position with the Investment Adviser of the Fund.

19

Description of Dividend Reinvestment Plan (unaudited)

Cornerstone Total Return Fund, Inc. (the “Fund”) operates a Dividend Reinvestment Plan (the “Plan”), administered by American Stock Transfer & Trust Company, LLC (the “Agent”), pursuant to which the Fund’s income dividends or capital gains or other distributions (each, a “Distribution” and collectively, “Distributions”), net of any applicable U.S. withholding tax, are reinvested in shares of the Fund.

Stockholders automatically participate in the Fund’s Plan, unless and until an election is made to withdraw from the Plan on behalf of such participating stockholder. Stockholders who do not wish to have Distributions automatically reinvested should so notify the Agent at P.O. Box 922, Wall Street Station, New York, New York 10269-0560. Under the Plan, the Fund’s Distributions to stockholders are reinvested in full and fractional shares as described below.

When the Fund declares a Distribution the Agent, on the stockholder’s behalf, will (i) receive additional authorized shares from the Fund either newly issued or repurchased from stockholders by the Fund and held as treasury stock (“Newly Issued Shares”) or (ii) purchase outstanding shares on the open market, on the NYSE American or elsewhere, with cash allocated to it by the Fund (“Open Market Purchases”).

The method for determining the number of Newly Issued Shares received when Distributions are reinvested will be determined by dividing the amount of the Distribution either by the Fund’s last reported net asset value per share or by a price equal to the average closing price of the Fund over the five trading days preceding the payment date of the Distribution, whichever is lower. However, if the last reported net asset value of the Fund’s shares is higher than the average closing price of the Fund over the five trading days preceding the payment date of the Distribution (i.e., the Fund is selling at a discount), shares may be acquired by the Agent in Open Market Purchases and allocated to the reinvesting stockholders based on the average cost of such Open Market Purchases. Upon notice from the Fund, the Agent will receive the distribution in cash and will purchase shares of common stock in the open market, on the NYSE American or elsewhere, for the participants’ accounts, except that the Agent will endeavor to terminate purchases in the open market and cause the Fund to issue the remaining shares if, following the commencement of the purchases, the market value of the shares, including brokerage commissions, exceeds the net asset value at the time of valuation. These remaining shares will be issued by the Fund at a price equal to the net asset value at the time of valuation.

In a case where the Agent has terminated open market purchases and caused the issuance of remaining shares by the Fund, the number of shares received by the participant in respect of the cash dividend or distribution will be based on the weighted average of prices paid for shares purchased in the open market, including brokerage commissions, and the price at which the Fund issues the remaining shares. To the extent that the Agent is unable to terminate purchases in the open market before the Agent has completed its purchases, or remaining shares cannot be issued by the Fund because the Fund declared a dividend or distribution payable only in cash, and the market price exceeds the net asset value of the shares, the average share purchase price paid by the Agent may exceed the net asset value of the shares, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund.

Whenever the Fund declares a Distribution and the last reported net asset value of the Fund’s shares is higher than its market price, the Agent will apply the amount of such Distribution payable to Plan participants of the Fund in Fund shares (less such Plan participant’s pro rata share of brokerage commissions incurred with respect to Open Market Purchases in connection with the reinvestment of such Distribution) to the purchase on the open market of Fund shares for such Plan participant’s account. Such purchases will be made on or after the payable date for such Distribution, and in no event more than 30 days after such date except where

20

Description of Dividend Reinvestment Plan (unaudited) (concluded)

temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities laws. The Agent may aggregate a Plan participant’s purchases with the purchases of other Plan participants, and the average price (including brokerage commissions) of all shares purchased by the Agent shall be the price per share allocable to each Plan participant.

Registered stockholders who do not wish to have their Distributions automatically reinvested should so notify the Fund in writing. If a stockholder has not elected to receive cash Distributions and the Agent does not receive notice of an election to receive cash Distributions prior to the record date of any Distribution, the stockholder will automatically receive such Distributions in additional shares.

Participants in the Plan may withdraw from the Plan by providing written notice to the Agent at least 30 days prior to the applicable Distribution payment date. The Agent will maintain all stockholder accounts in the Plan and furnish written confirmations of all transactions in the accounts, including information needed by stockholders for personal and tax records. The Agent will hold shares in the account of the Plan participant in non-certificated form in the name of the participant, and each stockholder’s proxy will include those shares purchased pursuant to the Plan. The Agent will distribute all proxy solicitation materials to participating stockholders.

In the case of stockholders, such as banks, brokers or nominees, that hold shares for others who are beneficial owners participating in the Plan, the Agent will administer the Plan on the basis of the number of shares certified from time to time by the record stockholder as representing the total amount of shares registered in the stockholder’s name and held for the account of beneficial owners participating in the Plan.

Neither the Agent nor the Fund shall have any responsibility or liability beyond the exercise of ordinary care for any action taken or omitted pursuant to the Plan, nor shall they have any duties, responsibilities or liabilities except such as expressly set forth herein. Neither shall they be liable hereunder for any act done in good faith or for any good faith omissions to act, including, without limitation, failure to terminate a participants account prior to receipt of written notice of his or her death or with respect to prices at which shares are purchased or sold for the participants account and the terms on which such purchases and sales are made, subject to applicable provisions of the federal securities laws.

The automatic reinvestment of Distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Distributions. The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan.

Participants may at any time sell some or all of their shares though the Agent. Shares may be sold via the internet at www.amstock.com or through the toll free number. Participants can also use the tear off portion attached to the bottom of their statement and mail the request to American Stock Transfer and Trust Company LLC, P.O Box 922 Wall Street Station, New York, N.Y. 10269-0560. There is a fee of $15.00 per transaction and commission of $0.10 per share.

All correspondence concerning the Plan should be directed to the Agent at P.O. Box 922, Wall Street Station, New York, New York 10269-0560. Certain transactions can be performed online at www.amstock.com or by calling the toll-free number (866) 668-6558.

21

Proxy Voting and Portfolio Holdings Information (unaudited)

The policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

●	without charge, upon request, by calling toll-free (866) 668-6558; and

●	on the website of the Securities and Exchange Commission, http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, 2016 is available without charge, upon request, by calling toll-free (866) 668-6558, and on the SEC’s website at http://www.sec.gov or on the Fund’s website at www.cornerstonetotalreturnfund.com (See Form N-PX).

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling toll-free 1-800-SEC-0330.

Summary of General Information (unaudited)

Cornerstone Total Return Fund, Inc. is a closed-end, diversified investment company whose shares trade on the NYSE American. Its investment objective is to seek capital appreciation with current income as a secondary objective. The Fund is managed by Cornerstone Advisors, Inc.

Stockholder Information (unaudited)

The Fund is listed on the NYSE American (symbol “CRF”). The previous week’s net asset value per share, market price, and related premium or discount are available on the Fund’s website at www.cornerstonetotalreturnfund.com.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that Cornerstone Total Return Fund, Inc. may from time to time purchase shares of its common stock in the open market.

22

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Cornerstone Total Return Fund, Inc.

ITEM 2.	CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant's code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of directors has determined that the registrant does not have an audit committee financial expert serving on its audit committee. The audit committee determined that, although none of its members meet the technical definition of an audit committee financial expert, the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant's current level of financial complexity.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Audit Fees. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $17,400 and $16,900 with respect to the registrant's fiscal years ended December 31, 2017 and 2016, respectively.

(b)	Audit-Related Fees. No fees were billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $4,000 and $3,900 with respect to the registrant's fiscal years ended December 31, 2017 and 2016, respectively. The services comprising these fees are the preparation of the registrant's federal and state income and federal excise tax returns.

(d)	All Other Fees. Other fees billed were $1,600 and $1,600 with respect to the registrant's fiscal years ended December 31, 2017 and 2016, respectively.

(e)(1)	Before the principal accountant is engaged by the registrant to render (i) audit, audit-related or permissible non-audit services to the registrant or (ii) non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant, either (a) the audit committee shall pre-approve such engagement; or (b) such engagement shall be entered into pursuant to pre-approval policies and procedures established by the audit committee. Any such policies and procedures must be detailed as to the particular service and not involve any delegation of the audit committee's responsibilities to the registrant's investment adviser. The audit committee may delegate to one or more of its members the authority to grant pre-approvals. The pre-approval policies and procedures shall include the requirement that the decisions of any member to whom authority is delegated under this provision shall be presented to the full audit committee at its next scheduled meeting. Under certain limited circumstances, pre-approvals are not required if certain de minimus thresholds are not exceeded, as such thresholds are determined by the audit committee in accordance with applicable Commission regulations.

(e)(2)	None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Less than 50% of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	During the fiscal years ended December 31, 2017 and 2016, aggregate non-audit fees of $5,600 and $5,500, respectively, were billed by the registrant's principal accountant for services rendered to the registrant. No non-audit fees were billed in either of the last two fiscal years by the registrant's principal accountant for services rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)	The principal accountant has not provided any non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a)	The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities and Exchange Act of 1934. Robert E. Dean, Glenn W. Wilcox, Sr., (Chairman), Edwin Meese III, Matthew W. Morris, Andrew A. Strauss and Scott B. Rogers are the members of the registrant's audit committee.

(b)	Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Not required

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The registrant and Cornerstone Advisors, Inc., the registrant's investment adviser, share the same proxy voting policies and procedures. The proxy voting policies and procedures of the registrant and Cornerstone Advisors, Inc. are attached as Exhibit 99.VOTEREG.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)(1) All information included in this Item is as of the date of the filing of this Form N-CSR, unless otherwise noted. Ralph W. Bradshaw is the portfolio manager of the registrant. Mr. Bradshaw has acted as portfolio manager since 2002. Mr. Bradshaw is President of Cornerstone Advisors, Inc. and serves as President and Chairman of the Board of the registrant and Cornerstone Strategic Value Fund, Inc.

(a)(2) Ralph W. Bradshaw manages one other closed-end registered investment company: Cornerstone Strategic Value Fund, Inc. As of December 31, 2017, net assets of Cornerstone Strategic Value Fund, Inc. were $596,438,666. Mr. Bradshaw manages no accounts except for the registrant and Cornerstone Strategic Value Fund, Inc. Mr. Bradshaw manages no accounts where the advisory fee is based on the performance of the account. No material conflicts of interest exist in connection with the portfolio manager's management of the registrant's investments, on the one hand, and the investment of the other accounts included in response to this Item, on the other.

(a)(3) Compensation of Ralph W. Bradshaw includes a fixed salary paid by Cornerstone Advisors, Inc. plus his share of the profits of Cornerstone Advisors, Inc. The profitability of Cornerstone Advisors, Inc. is primarily dependent upon the value of the assets of the registrant and other managed accounts. However, compensation is not directly based upon the registrant's performance or on the value of the registrant's assets.

(a)(4) The dollar range of equity securities in the registrant beneficially owned by each portfolio manager as of December 31, 2017 is as follows: Ralph W. Bradshaw: Over $100,000

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

None

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees that have been implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CODE ETH	Code of Ethics

Exhibit 99.VOTEREG	Proxy Voting Policies and Procedures

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cornerstone Total Return Fund, Inc.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, Chairman and President
(Principal Executive Officer)

Date	February 15, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, Chairman and President
(Principal Executive Officer)

Date	February 15, 2018

By (Signature and Title)*		/s/ Frank J. Maresca
Frank J. Maresca, Treasurer
(Principal Financial Officer)

Date	February 15, 2018

*	Print the name and title of each signing officer under his or her signature.